Equity (Details) - Schedule of RSUs and PSUs activity	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule Of Rsus And Psus Activity Abstract
Unvested RSUs and PSUs outstanding, Number of RSUs and PSUs | shares	3,496,099
Unvested RSUs and PSUs outstanding, Weighted Average Grant Date Fair Value | $ / shares	$ 23.98
Granted, Number of RSUs and PSUs | shares	2,384,995
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 13.27
Vested, Number of RSUs and PSUs | shares	(1,676,389)
Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 22.96
Forfeited, Number of RSUs and PSUs | shares	(362,473)
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	$ 22.14
Unvested RSUs and PSUs outstanding, Number of RSUs and PSUs | shares	3,842,232
Unvested RSUs and PSUs outstanding, Weighted Average Grant Date Fair Value | $ / shares	$ 17.95